Earnings / (Loss) Per Common Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings / (Loss) Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings / (Loss) per Share
The components of the calculation of basic and diluted earnings / (loss) per share for the six months ended June 30, 2021 and 2022 are as follows:

	Six months ended June 30,
	2021	2022
Net Income	1,682	8,605
Less: Dividends of Preferred shares	(915)	(7,322)
Less: Deemed dividend equivalents on Series F Shares related to redemption value	-	(14,400)
Gain / (loss) attributable to common shareholders	767	(13,117)

Earnings / (loss) per share:
Weighted average common shares outstanding, basic	1,991,598	2,132,179

Earnings / (loss) per share, basic and diluted	0.39	(6.15)

Antidilutive Securities
The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise or conversion price could be less than the average market price of the common shares.

	Six months ended June 30,
	2021	2022
June 2022 Private Placement Warrants	-	282,740
Series E Shares	599,148	974,782
Potentially dilutive securities	599,148	1,257,522